COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Jazz [Member]
Operating Leased Assets [Line Items]
Rent expenses	$ 2,800	$ 3,000	$ 2,600
Future minimum payments of non-cancelable operating building leases
2017	2,800
2018	2,800
2019	2,800
2020	2,400
2021	2,400
Thereafter	$ 500
TPSCo [Member]
Operating Leased Assets [Line Items]
Lease term	5 years
Future minimum payments of non-cancelable operating building leases
2017	$ 13,393
2018	13,393
2019	$ 3,113